Long-term Investments	12 Months Ended
Dec. 31, 2017
Long-term Investments
Long-term Investments

4. Long-term Investments

Long-term investments comprised of investments in privately held and publicly traded companies. The following sets forth the changes in the Group’s long-term investments:

	Cost Method	Equity Method	Available-for-Sale Securities	Total
	(In thousands)

Balance at December 31, 2014	$50,594	$154	$13,029	$63,777
Investments made	252,256	—	—	252,256
Loss from equity method investment	—	(6)	—	(6)
Disposal of investments	(13,134)	—	—	(13,134)
Impairment on investments	(6,608)	—	—	(6,608)
Unrealized loss	—	—	(198)	(198)
Currency translation adjustment	(1,401)	(7)	—	(1,408)

Balance at December 31, 2015	$281,707	$141	$12,831	$294,679
Investments made	147,767	4,324	—	152,091
Loss from equity method investment	—	(130)	—	(130)
Disposal of investments	(6,010)	—	(5,000)	(11,010)
Impairment on investments	(31,586)	—	—	(31,586)
Unrealized loss	—	—	(2,557)	(2,557)
Currency translation adjustment	(1,548)	(6)	—	(1,554)

Balance at December 31, 2016	$390,330	$4,329	$5,274	$399,933
Investments made	31,776	22,307	—	54,083
Gain from equity method investment	—	1,030	—	1,030
Dividend received from equity method investment	—	(267)	—	(267)
Impairment on investments	(4,747)	—	—	(4,747)
Unrealized loss	—	—	(995)	(995)
Currency translation adjustment	2,997	303	—	3,300

Balance at December 31, 2017	$420,356	$27,702	$4,279	$452,337

As of December 31, 2016 and 2017, investments accounted for under the cost method were $390.3 and $420.4 million, respectively. Investments were accounted for under the cost method if the Group had no significant influence or if the underlying shares were not considered in substance ordinary shares and had no readily determinable fair value.

For the year ended December 31, 2017, the Group made investments in private high tech companies totaling $54.1 million, which were accounted for under the cost method or equity method. These investments were made, in general to expand and strengthen the Group’s ecosystem.

Investments in marketable securities are held as available-for-sale and reported at fair value due to changes in quoted market price. The Group made a $15.1 million investment in 2014 and accounted for it as an AFS investment. In 2016, the Group disposed part of the investment and recognized an impairment charge of $4.8 million to net income, based on the severity and duration of the decline from the carrying value. As of December 31, 2016 and 2017, the fair value of the AFS investment was $5.3 million and $4.3 million, respectively.

The Group performs an impairment assessment on its investments and determines whether investment impairment, if any, is other-than-temporary based on changes in quoted market price or other impairment indicators. The Group recorded impairment charges of $8.0 million, $40.2 million, and $4.7 million on the carrying value of its long-term investments and prepayment for the years ended December 31, 2015, 2016 and 2017, respectively, as a result of the investments not performing to expectation or them becoming incapable of making repayment. The investment impairment in 2016 included a $19.0 million write-off on an online-to-offline business and a $10.5 million write-off on an employment-oriented social company.